JPMorgan Trust I

270 Park Avenue

New York, NY 10017

June 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Prime Money Market Fund (the “Fund”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 216 (Amendment No. 217 under the 1940 Act) filed electronically on May 31, 2012.

If you have any questions please call me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc: Vincent J. Di Stefano